Capital adequacy	12 Months Ended
Sep. 30, 2020
Capital adequacy
Capital adequacy

Note 29. Capital adequacy

APRA measures an ADI’s regulatory capital using three measures:

Level of capital	Definition
Common Equity Tier 1 Capital (CET1)

Comprises the highest quality components of capital that consists of paid-up share capital, retained profits and certain reserves, less certain intangible assets, capitalised expenses and software, and investments and retained profits in insurance and funds management subsidiaries that are not consolidated for capital adequacy purposes.

Tier 1 Capital	The sum of CET1 and AT1 Capital. AT1 Capital comprises high quality components of capital that consist of certain securities not included in CET1, but which include loss absorbing characteristics.
Total Regulatory Capital

The sum of Tier 1 Capital and Tier 2 Capital. Tier 2 Capital includes subordinated instruments and other components of capital that, to varying degrees, do not meet the criteria for Tier 1 Capital, but nonetheless contribute to the overall strength of an ADI and its capacity to absorb losses.

Under APRA’s Prudential Standards, Australian ADIs, including Westpac, are required to maintain a minimum CET1 ratio of at least 4.5%, Tier 1 Capital ratio of at least 6.0% and Total Regulatory Capital ratio of at least 8.0%. APRA may also require ADIs, including Westpac, to meet Prudential Capital Requirements (PCRs) above the minimum capital ratios. APRA does not allow the PCRs for individual ADIs to be disclosed.

APRA also requires ADIs to hold additional CET1 buffers comprising of:

•

a capital conservation buffer (CCB) of 3.5% for ADIs designated by APRA as domestic systemically important banks (D-SIBs) unless otherwise determined by APRA, which includes a 1.0% surcharge for D-SIBs. APRA has determined that Westpac is a D-SIB; and

•

a countercyclical capital buffer. The countercyclical buffer is set on a jurisdictional basis and APRA is responsible for setting the requirement in Australia. The countercyclical buffer requirement is currently set to zero for Australia and New Zealand.

Collectively, the above buffers are referred to as the “Capital Buffer” (CB). Should the CET1 capital ratio fall within the capital buffer range restrictions on the distributions of earnings will apply. This includes restrictions on the amount of earnings that can be distributed through dividends, AT1 Capital distributions and discretionary staff bonuses.

APRA announcements on capital

On 29 July 2020, APRA released further capital management guidance for ADIs[1]. This guidance included APRA’s expectation that for 2020, ADIs will retain at least half of their earnings, actively use dividend reinvestment plans (DRPs) and/or other capital management initiatives to at least partially offset the diminution in capital from distributions and conduct regular stress testing to inform decision-making and demonstrate ongoing lending capacity. APRA also committed to ensuring that any rebuild of capital buffers, if required, will be conducted in a gradual manner. APRA noted that the implementation of the Basel III capital reforms, which will embed the ‘unquestionably strong’ level of capital in the framework, has been postponed to 1 January 2023.

Further details of APRA’s regulatory changes are set out in the Significant Developments section of the 2020 Annual Report.

1.	Letter to Authorised Deposit Taking Institutions – Capital Management, 29 July 2020.

Capital management strategy

Westpac’s approach to capital management seeks to ensure that it is adequately capitalised as an ADI. Westpac evaluates its approach to capital management through the Internal Capital Adequacy Assessment Process (ICAAP), the key features of which include:

•	the development of a capital management strategy, including consideration of regulatory minimums, capital buffers and contingency plans;
•	consideration of both regulatory and economic capital requirements;
•	a stress testing framework that challenges the capital measures, coverage and requirements including the impact of adverse economic scenarios; and
•	consideration of the perspective of external stakeholders including rating agencies as well as equity and debt investors.

During the period of disruption caused by COVID-19, Westpac is operating with the following principles in relation to capital:

•	prioritise maintaining capital strength;
•	retain capital to absorb further downside on credit quality and acknowledge a high degree of uncertainty regarding the length and depth of this stress;
•	allow for capital flexibility to support lending to customers; and
•

in line with APRA guidance, Westpac will seek to maintain a buffer above the regulatory minimum (currently at least 8% for D-SIBs including Westpac) and may utilise some of the “unquestionably strong” buffer. At 30 September 2020, the CET1 buffer above the regulatory minimum of 8% is $13.7 billion.

These principles take into consideration:

•

current regulatory capital minimums and the capital conservation buffer (CCB), which together are the Total CET1 Requirement. In line with the above, the Total CET1 Requirement for Westpac is at least 8.0%, based upon an industry minimum CET1 requirement of 4.5% plus a capital buffer of at least 3.5% applicable to D-SIBs[1,2];

•	stress testing to calibrate an appropriate buffer against a downturn; and
•	quarterly volatility of capital ratios due to the half yearly cycle of ordinary dividend payments.

Westpac will revise its target capital levels once the medium to longer term impacts of COVID-19 are clearer and APRA’s review of the capital adequacy framework is finalised.

1.	Noting that APRA may apply higher CET1 requirements for an individual ADI.
2.

If an ADI’s CET1 ratio falls below the Total CET1 Requirement (at least 8%), they faces restrictions on the distribution of earnings, such as dividends, distribution payments on AT1 capital instruments and discretionary staff bonuses.